UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:

Kennedy Capital
ESG SMID Cap Fund
Institutional Class/KESGX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Kennedy Capital ESG SMID Cap Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.kennedycapital.com/esg-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kennedy Capital ESG SMID Cap Fund (Institutional Class/KESGX)	$45	0.82%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$93,155,596
Total number of portfolio holdings	100
Portfolio turnover rate as of the end of the reporting period	39%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Ralliant Corporation	2.4%
Assurant, Inc.	1.7%
JFrog, Ltd.	1.7%
SPX Technologies, Inc.	1.6%
U.S. Foods Holding Corp.	1.5%
Onto Innovation, Inc.	1.5%
SharkNinja, Inc.	1.5%
Allegro MicroSystems, Inc.	1.4%
Winmark Corp.	1.4%
East West Bancorp, Inc.	1.4%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.kennedycapital.com/esg-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 882-8825 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Kennedy Capital
Small Cap Growth Fund
Institutional Class/KGROX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Kennedy Capital Small Cap Growth Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.kennedycapital.com/kgrox-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kennedy Capital Small Cap Growth Fund (Institutional Class/KGROX)	$52	0.89%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$700,519
Total number of portfolio holdings	81
Portfolio turnover rate as of the end of the reporting period	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
JFrog, Ltd.	3.7%
Onto Innovation, Inc.	3.1%
Chefs' Warehouse, Inc.	3.1%
Mercury Systems, Inc.	2.6%
Powell Industries, Inc.	2.4%
Magnite, Inc.	2.4%
Terex Corp.	2.4%
Applied Optoelectronics, Inc.	2.1%
SiTime Corp.	2.1%
Universal Technical Institute, Inc.	2.1%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.kennedycapital.com/kgrox-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 882-8825 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Kennedy Capital
Small Cap Value Fund
Institutional Class/KVALX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Kennedy Capital Small Cap Value Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.kennedycapital.com/kvalx-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kennedy Capital Small Cap Value Fund (Institutional Class/KVALX)	$50	0.89%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$87,773,807
Total number of portfolio holdings	115
Portfolio turnover rate as of the end of the reporting period	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
AZZ, Inc.	2.0%
Mercury Systems, Inc.	1.5%
EnerSys	1.5%
Alamo Group, Inc.	1.5%
Bank OZK	1.5%
Valmont Industries, Inc.	1.5%
Enpro, Inc.	1.5%
1st Source Corp.	1.5%
National Bank Holdings Corp. - Class A	1.5%
Astec Industries, Inc.	1.5%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.kennedycapital.com/kvalx-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 882-8825 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Kennedy Capital ESG SMID Cap Fund

(Institutional Class: KESGX)

Kennedy Capital Small Cap Growth Fund

(Institutional Class: KGROX)

Kennedy Capital Small Cap Value Fund

(Institutional Class: KVALX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

June 30, 2026

Kennedy Capital ESG SMID Cap Fund

Kennedy Capital Small Cap Growth Fund

Kennedy Capital Small Cap Value Fund

Each a series of Investment Managers Series Trust II

Table of Contents

Item 7. Financial Statements and Financial Highlights
Schedule of Investments
Kennedy Capital ESG SMID Cap Fund	1
Kennedy Capital Small Cap Growth Fund	5
Kennedy Capital Small Cap Value Fund	8
Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets
Kennedy Capital ESG SMID Cap Fund	14
Kennedy Capital Small Cap Growth Fund	15
Kennedy Capital Small Cap Value Fund	16
Financial Highlights
Kennedy Capital ESG SMID Cap Fund	17
Kennedy Capital Small Cap Growth Fund	18
Kennedy Capital Small Cap Value Fund	19
Notes to Financial Statements	20

This report and the financial statements contained herein are provided for the general information of the shareholders of the Kennedy Capital Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.kennedycapital.com

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS — 96.3%
	CONSUMER DISCRETIONARY — 10.7%
9,698	Acushnet Holdings Corp.	$1,149,504
5,904	Boot Barn Holdings, Inc.*	969,850
1,069	Cavco Industries, Inc.*	656,772
6,336	Genuine Parts Co.	747,521
5,531	Grand Canyon Education, Inc.*	791,542
2,720	Group 1 Automotive, Inc.	791,983
26,955	LKQ Corp.	709,725
8,938	SharkNinja, Inc. *,1	1,360,989
2,336	TopBuild Corp.*	828,182
22,107	Tractor Supply Co.	698,802
3,084	Winmark Corp.	1,304,779
		10,009,649
	CONSUMER STAPLES — 2.2%
7,328	Post Holdings, Inc.*	646,769
13,951	U.S. Foods Holding Corp.*	1,426,490
		2,073,259
	FINANCIALS — 13.3%
5,989	Assurant, Inc.	1,608,226
15,022	Bancorp, Inc.*	940,978
13,706	Brown & Brown, Inc.	879,240
15,964	Commerce Bancshares, Inc.	921,921
9,800	East West Bancorp, Inc.	1,265,082
3,409	LPL Financial Holdings, Inc.	960,247
7,661	Popular, Inc.[1]	1,257,783
7,717	Selective Insurance Group, Inc.	748,626
8,476	SouthState Bank Corp.	846,753
11,442	Stifel Financial Corp.	798,308
11,186	Voya Financial, Inc.	1,012,669
7,157	Wintrust Financial Corp.	1,150,273
		12,390,106
	HEALTH CARE — 12.7%
17,503	Agios Pharmaceuticals, Inc.*	649,536
29,621	AtriCure, Inc.*	828,796
1,376	Chemed Corp.	640,858
15,357	Crinetics Pharmaceuticals, Inc.*	574,659
10,242	Encompass Health Corp.	1,035,261
13,133	Enovis Corp.*	271,853
7,410	Globus Medical, Inc. - Class A*	585,464
3,743	ICON PLC*,1	650,197
8,440	ICU Medical, Inc.*	1,237,304
4,384	Insmed, Inc.*	467,422
5,321	Integer Holdings Corp.*	497,247

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
6,912	Ionis Pharmaceuticals, Inc.*	$548,053
1,642	Krystal Biotech, Inc.*	610,282
1,360	Ligand Pharmaceuticals, Inc.*	429,882
81,415	Neogen Corp.*	731,921
14,004	Newamsterdam Pharma Co. N.V.*,1	474,596
4,885	Rhythm Pharmaceuticals, Inc.*	542,382
16,292	Roivant Sciences Ltd.*,1	576,574
22,542	Waystar Holding Corp.*	462,787
		11,815,074
	INDUSTRIALS — 28.0%
5,770	Alamo Group, Inc.	949,107
15,345	Atmus Filtration Technologies, Inc.	782,441
2,057	CACI International, Inc. - Class A*	952,926
8,928	Casella Waste Systems, Inc. - Class A*	865,748
4,712	Crane Co.	1,051,106
9,557	Esab Corp.	942,607
1,961	ESCO Technologies, Inc.	686,428
7,719	Franklin Electric Co., Inc.	827,400
32,198	Gates Industrial Corp. PLC*,1	900,578
4,096	Generac Holdings, Inc.*	1,199,350
8,335	ICF International, Inc.	607,288
6,090	ITT, Inc.	1,204,358
42,143	LSI Industries, Inc.	1,120,161
9,963	Mercury Systems, Inc.*	1,218,774
2,379	Modine Manufacturing Co.*	635,241
6,091	MSA Safety, Inc.	1,063,367
5,442	nVent Electric PLC[1]	923,018
3,397	Oshkosh Corp.	521,372
2,820	Regal Rexnord Corp.	671,696
19,316	RXO, Inc.*	532,928
6,161	SPX Technologies, Inc.*	1,510,492
40,714	StandardAero, Inc.*	1,217,756
11,788	Stanley Black & Decker, Inc.	1,109,486
1,250	Sterling Construction Co., Inc.*	1,049,200
14,118	Terex Corp.	1,022,002
1,933	Valmont Industries, Inc.	1,116,501
1,464	Woodward, Inc.	622,844
15,655	Zurn Elkay Water Solutions Corp.	791,047
		26,095,222
	INFORMATION TECHNOLOGY — 17.2%
2,550	Advanced Energy Industries, Inc.	950,818
19,080	Allegro MicroSystems, Inc.*	1,328,350
5,037	Applied Optoelectronics, Inc.*	746,282

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
64,917	AvePoint, Inc.*	$727,720
6,830	Badger Meter, Inc.	1,013,435
17,225	JFrog, Ltd.*,1	1,565,408
3,753	Onto Innovation, Inc.*	1,420,323
5,054	OSI Systems, Inc.*	1,105,310
5,991	Qnity Electronics, Inc.	978,390
30,668	Ralliant Corporation	2,258,085
12,368	SPS Commerce, Inc.*	707,079
3,131	TD SYNNEX Corp.	837,042
1,708	Teledyne Technologies, Inc.*	1,139,065
8,268	Trimble, Inc.*	423,156
28,556	Unity Software, Inc.*	816,130
		16,016,593
	MATERIALS — 4.4%
4,455	Avery Dennison Corp.	723,269
8,993	H.B. Fuller Co.	524,202
3,818	Quaker Chemical Corp.	606,566
2,861	Reliance, Inc.	1,068,870
10,500	RPM International, Inc.	1,167,075
		4,089,982
	REAL ESTATE — 5.6%
24,154	American Healthcare REIT, Inc. - REIT	1,259,631
18,493	First Industrial Realty Trust, Inc. - REIT	1,133,806
3,209	Jones Lang LaSalle, Inc. - REIT*	994,629
34,265	Kite Realty Group Trust - REIT	972,441
6,264	Mid-America Apartment Communities, Inc. - REIT	870,320
		5,230,827
	UTILITIES — 2.2%
21,275	California Water Service Group	1,035,029
26,028	Essential Utilities, Inc.	997,132
		2,032,161
	TOTAL COMMON STOCKS
	(Cost $69,958,529)	89,752,873

Principal
Amount
	SHORT-TERM INVESTMENTS — 4.2%
$3,908,589	UMB Money Market Special, 2.71%[2]	3,908,589
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,908,589)	3,908,589

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	TOTAL INVESTMENTS — 100.5%
	(Cost $73,867,118)	93,661,462
	Liabilities in Excess of Other Assets — (0.5)%	(505,866)
	NET ASSETS — 100.0%	$93,155,596

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Kennedy Capital Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 101.7%
	COMMUNICATION SERVICES — 2.4%
904	Magnite, Inc.*	$17,158

	CONSUMER DISCRETIONARY — 9.3%
69	Boot Barn Holdings, Inc.*	11,335
122	Champion Homes, Inc.*	10,751
135	Dutch Bros, Inc. - Class A*	9,694
27	Installed Building Products, Inc.	6,206
121	Planet Fitness, Inc. - Class A*	6,312
347	Universal Technical Institute, Inc.*	14,841
34	Wingstop, Inc.	5,896
		65,035
	CONSUMER STAPLES — 3.1%
226	Chefs' Warehouse, Inc.*	21,719

	ENERGY — 1.6%
139	Solaris Energy Infrastructure, Inc.	11,184

	FINANCIALS — 8.7%
114	Axos Financial, Inc.*	11,102
261	Baldwin Insurance Group, Inc.*	6,937
118	Bancorp, Inc.*	7,392
581	BGC Group, Inc.	6,211
94	Coastal Financial Corp.*	7,286
40	PJT Partners, Inc. - Class A	6,038
178	Shift4 Payments, Inc. - Class A*	8,658
95	Triumph Financial, Inc.*	7,249
		60,873
	HEALTH CARE — 21.6%
525	Adaptive Biotechnologies Corp.*	11,261
245	AtriCure, Inc.*	6,855
24	Axsome Therapeutics, Inc.*	5,874
125	Celldex Therapeutics, Inc.*	4,651
92	Crinetics Pharmaceuticals, Inc.*	3,443
272	Design Therapeutics, Inc.*	3,936
143	Edgewise Therapeutics, Inc.*	5,810
50	Glaukos Corp.*	6,988
161	Globus Medical, Inc. - Class A*	12,721
48	Halozyme Therapeutics, Inc.*	3,757
51	ICU Medical, Inc.*	7,476
59	Ionis Pharmaceuticals, Inc.*	4,678
28	Ligand Pharmaceuticals, Inc.*	8,850
366	MeiraGTx Holdings plc*,1	4,945
169	Monte Rosa Therapeutics, Inc.*	4,090
110	Newamsterdam Pharma Co. N.V.*,1	3,728

Kennedy Capital Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
237	Nurix Therapeutics, Inc.*	$5,750
11	OmniAb, Inc. Earnout Shares[2]	—
11	OmniAb, Inc. Earnout Shares[2]	—
59	Protagonist Therapeutics, Inc.*	7,232
95	Rapport Therapeutics, Inc.*	3,959
61	Rhythm Pharmaceuticals, Inc.*	6,773
82	Scholar Rock Holding Corp.*	4,510
342	Surgery Partners, Inc.*	5,746
106	U.S. Physical Therapy, Inc.	7,280
324	Waystar Holding Corp.*	6,652
508	Xeris Biopharma Holdings, Inc.*	4,023
		150,988
	INDUSTRIALS — 26.6%
89	AAON, Inc.	11,290
143	Casella Waste Systems, Inc. - Class A*	13,867
50	Crane Co.	11,153
70	Ducommun, Inc.*	12,965
56	Franklin Electric Co., Inc.	6,003
213	Leonardo DRS, Inc.	9,089
147	Mercury Systems, Inc.*	17,982
54	Paylocity Holding Corp.*	5,645
60	Powell Industries, Inc.	17,182
61	Primoris Services Corp.	6,046
379	StandardAero, Inc.*	11,336
39	Standex International Corp.	13,949
17	Sterling Construction Co., Inc.*	14,269
228	Terex Corp.	16,505
230	Tetra Tech, Inc.	6,645
53	UFP Industries, Inc.	4,809
97	Willdan Group, Inc.*	7,673
		186,408
	INFORMATION TECHNOLOGY — 25.8%
69	ACM Research, Inc. - Class A*	8,755
32	Advanced Energy Industries, Inc.	11,932
152	Allegro MicroSystems, Inc.*	10,582
101	Applied Optoelectronics, Inc.*	14,964
21	Fabrinet*,1	11,804
445	Freshworks, Inc.*	4,503
61	Impinj, Inc.*	8,737
287	JFrog, Ltd.*,1	26,083
270	Mirion Technologies, Inc.*	4,841
470	Netskope, Inc. - Class A*	5,142
58	Onto Innovation, Inc.*	21,950

Kennedy Capital Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
178	Penguin Solutions, Inc.*	$13,530
109	Ralliant Corporation	8,026
358	Riot Platforms, Inc.*	9,802
20	SiTime Corp.*	14,911
455	Vertex, Inc.*	5,223
		180,785
	MATERIALS — 2.6%
100	Knife River Corp.*	8,365
34	Materion Corp.	10,111
		18,476
	TOTAL COMMON STOCKS
	(Cost $478,329)	712,626

Principal
Amount
	SHORT-TERM INVESTMENTS — 5.0%
$34,615	UMB Money Market Special, 2.71%[3]	34,615
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $34,615)	34,615

	TOTAL INVESTMENTS — 106.7%
	(Cost $512,944)	747,241
	Liabilities in Excess of Other Assets — (6.7)%	(46,722)
	NET ASSETS — 100.0%	$700,519

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Kennedy Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS — 97.3%
	CONSUMER DISCRETIONARY — 10.0%
5,294	Abercrombie & Fitch Co. - Class A*	$476,513
10,109	Acushnet Holdings Corp.	1,198,220
2,540	Brinker International, Inc.*	426,720
975	Cavco Industries, Inc.*	599,020
27,538	Dana, Inc.	749,309
4,894	Dorman Products, Inc.*	667,786
10,235	Green Brick Partners, Inc.*	819,209
2,162	Installed Building Products, Inc.	496,914
11,490	Kontoor Brands, Inc.	957,577
10,722	Patrick Industries, Inc.	962,621
12,777	Polaris, Inc.	874,458
23,845	Upbound Group, Inc.	505,991
		8,734,338
	CONSUMER STAPLES — 0.7%
6,159	Chefs' Warehouse, Inc.*	591,880

	ENERGY — 6.2%
29,444	Atlas Energy Solutions, Inc. - Class A	489,065
6,014	Chord Energy Corp.	687,400
15,952	CVR Energy, Inc.	439,318
16,213	HF Sinclair Corp.	1,129,235
41,123	Northern Oil & Gas, Inc.	746,382
26,772	Oil States International, Inc.*	214,444
22,887	Range Resources Corp.	851,168
35,029	SM Energy Co.	914,257
		5,471,269
	FINANCIALS — 23.4%
15,748	1st Source Corp.	1,284,722
17,320	Atlantic Union Bankshares Corp.	732,809
7,713	Axos Financial, Inc.*	751,169
24,967	Bank OZK	1,300,531
12,747	BankUnited, Inc.	617,592
21,007	ConnectOne Bancorp, Inc.	702,474
32,260	CVB Financial Corp.	727,463
10,828	Enterprise Financial Services Corp.	713,349
15,578	Equity Bancshares, Inc. - Class A	763,166
11,642	Five Star Bancorp	566,849
12,554	Hamilton Insurance Group, Ltd. - Class B1	426,083
28,671	Home BancShares, Inc.	818,557
6,870	Jackson Financial, Inc. - Class A	703,419
7,869	Lakeland Financial Corp.	485,675
8,978	Metropolitan Bank Holding Corp.	886,667
28,855	National Bank Holdings Corp. - Class A	1,282,028

Kennedy Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
33,980	Old Second Bancorp, Inc.	$792,414
23,986	Origin Bancorp, Inc.	1,226,884
8,484	Piper Sandler Cos.	613,733
8,628	Preferred Bank	916,811
11,549	QCR Holdings, Inc.	1,124,295
8,889	Selective Insurance Group, Inc.	862,322
9,879	Texas Capital Bancshares, Inc.	1,020,105
7,721	Wintrust Financial Corp.	1,240,919
		20,560,036
	HEALTH CARE — 12.0%
70,114	AdaptHealth Corp.*	730,588
6,519	Addus HomeCare Corp.*	654,964
35,644	ADMA Biologics, Inc.*	298,340
15,150	Agios Pharmaceuticals, Inc.*	562,217
10,273	ANI Pharmaceuticals, Inc.*	850,399
31,193	Catalyst Pharmaceuticals, Inc.*	980,396
10,428	Corcept Therapeutics, Inc.*	906,715
15,802	Halozyme Therapeutics, Inc.*	1,236,823
4,178	ICU Medical, Inc.*	612,495
7,025	LeMaitre Vascular, Inc.	674,119
937	Ligand Pharmaceuticals, Inc.*	296,176
7,809	LivaNova PLC*,1	642,134
7,146	Mesa Laboratories, Inc.	711,384
2,276	Rhythm Pharmaceuticals, Inc.*	252,704
23,956	Simulations Plus, Inc.*	438,634
17,780	Sonida Senior Living, Inc.*	725,424
		10,573,512
	INDUSTRIALS — 20.6%
1,323	Acuity, Inc.	498,321
7,978	Alamo Group, Inc.	1,312,301
69,537	Array Technologies, Inc.*	515,269
20,804	Astec Industries, Inc.	1,272,997
5,505	Astronics Corp.*	447,336
1,101	Astronics Corp., Class B*	83,661
11,310	AZZ, Inc.	1,753,616
5,638	EnerSys	1,318,277
3,424	Enpro, Inc.	1,290,608
32,449	Gates Industrial Corp. PLC*,1	907,599
12,443	Gibraltar Industries, Inc.*	561,179
5,984	Gorman-Rupp Co.	548,972
11,494	Helios Technologies, Inc.	1,025,840
3,998	ICF International, Inc.	291,294
40,123	Manitowoc Co., Inc.*	557,309

Kennedy Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
11,080	Mercury Systems, Inc.*	$1,355,416
7,265	Oshkosh Corp.	1,115,032
3,872	Simpson Manufacturing Co., Inc.	810,603
1,709	SiteOne Landscape Supply, Inc.*	195,527
5,873	Terex Corp.	425,147
5,424	UFP Industries, Inc.	492,174
2,244	Valmont Industries, Inc.	1,296,134
		18,074,612
	INFORMATION TECHNOLOGY — 6.6%
11,209	Allegro MicroSystems, Inc.*	780,371
4,907	Axcelis Technologies, Inc.*	929,631
6,423	Belden, Inc.	770,182
3,737	Diodes, Inc.*	408,977
7,365	Ichor Holdings, Ltd.*,1	826,942
3,778	Insight Enterprises, Inc.*	460,160
2,270	Plexus Corp.*	682,521
27,934	Progress Software Corp.*	938,024
		5,796,808
	MATERIALS — 5.7%
2,850	Eagle Materials, Inc.	641,250
14,861	H.B. Fuller Co.	866,248
4,145	Hawkins, Inc.	589,005
25,025	Hecla Mining Co.	386,136
2,967	Materion Corp.	882,356
19,037	Myers Industries, Inc.	672,196
6,037	Quaker Chemical Corp.	959,098
		4,996,289
	REAL ESTATE — 8.5%
42,315	Americold Realty Trust - REIT	665,192
29,777	Community Healthcare Trust, Inc. - REIT	544,324
13,051	COPT Defense Properties - REIT	474,926
31,834	Cousins Properties, Inc. - REIT	954,383
48,437	Cushman & Wakefield PLC - REIT*,1	648,572
14,438	Essential Properties Realty Trust, Inc. - REIT	430,974
17,166	First Industrial Realty Trust, Inc. - REIT	1,052,448
29,371	Kite Realty Group Trust - REIT	833,549
9,596	Lineage, Inc. - REIT	415,027
17,270	Phillips Edison & Co., Inc. - REIT	718,777
19,987	Rayonier, Inc. - REIT	425,323
18,522	UMH Properties, Inc. - REIT	280,423
		7,443,918

Kennedy Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES — 3.6%
9,358	American States Water Co.	$773,252
15,139	Avista Corp.	619,336
7,005	IDACORP, Inc.	1,059,856
21,277	UGI Corp.	734,908
		3,187,352
	TOTAL COMMON STOCKS
	(Cost $69,699,222)	85,430,014

Principal
Amount
	SHORT-TERM INVESTMENTS — 3.0%
$2,598,033	UMB Money Market Special, 2.71%[2]	2,598,033
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,598,033)	2,598,033

	TOTAL INVESTMENTS — 100.3%
	(Cost $72,297,255)	88,028,047
	Liabilities in Excess of Other Assets — (0.3)%	(254,240)
	NET ASSETS — 100.0%	$87,773,807

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Kennedy Capital Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of June 30, 2026 (Unaudited)

	Kennedy Capital ESG SMID Cap Fund	Kennedy Capital Small Cap Growth Fund	Kennedy Capital Small Cap Value Fund
Assets:
Investments, at value (cost $73,867,118, $512,944 and $72,297,255, respectively)	$93,661,462	$747,241	$88,028,047
Receivables:
Investment securities sold	1,051,848	11,528	117,725
Fund shares sold	1,325	-	105
Dividends and interest	34,929	77	82,509
Due from Advisor	-	14,338	-
Prepaid expenses	15,767	6,819	9,080
Total assets	94,765,331	780,003	88,237,466

Liabilities:
Payables:
Investment securities purchased	1,496,976	9,914	345,421
Fund shares redeemed	2,738	-	2,931
Offering costs - Advisor	-	16,685	16,685
Advisory fees	38,316	-	43,018
Fund administration and accounting fees	13,181	11,428	11,922
Transfer agent fees and expenses	4,969	1,991	2,414
Custody fees	1,312	1,137	3,448
Trustees' deferred compensation (Note 3)	31,038	16,524	17,122
Auditing fees	8,796	8,962	8,663
Legal fees	4,920	4,897	4,425
Chief Compliance Officer fees	2,147	2,485	2,748
Trustees' fees and expenses	129	586	557
Accrued other expenses	5,213	4,875	4,305
Total liabilities	1,609,735	79,484	463,659
Commitments and contingencies (Note 3)
Net Assets	$93,155,596	$700,519	$87,773,807

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$63,961,884	$371,351	$67,152,109
Total distributable earnings (accumulated deficit)	29,193,712	329,168	20,621,698
Net Assets	$93,155,596	$700,519	$87,773,807

Maximum Offering Price per Share:
Institutional Class:
Net assets applicable to shares outstanding	$93,155,596	$700,519	$87,773,807
Shares of beneficial interest issued and outstanding	4,549,245	39,888	5,594,919
Net asset value, offering and redemption price per share	$20.48	$17.56	$15.69

See accompanying Notes to Financial Statements.

Kennedy Capital Funds

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

	Kennedy Capital ESG SMID Cap Fund	Kennedy Capital Small Cap Growth Fund	Kennedy Capital Small Cap Value Fund
Investment income:
Dividends	$321,364	$479	$607,187
Interest	43,886	254	20,292
Total investment income	365,250	733	627,479

Expenses:
Advisory fees	294,473	2,301	305,510
Fund administration and accounting fees	52,879	45,616	46,747
Transfer agent fees and expenses	12,640	5,753	7,869
Custody fees	6,751	4,627	6,710
Registration fees	14,582	7,309	8,409
Chief Compliance Officer fees	8,697	2,692	2,442
Auditing fees	7,336	8,962	8,663
Legal fees	6,158	4,134	4,685
Trustees' fees and expenses	4,378	4,141	4,266
Shareholder reporting fees	4,158	4,460	3,559
Miscellaneous	3,245	1,863	4,971
Insurance fees	941	659	1,046
Total expenses	416,238	92,517	404,877
Advisory fees recovered (waived)	(94,280)	(2,301)	(73,288)
Other expenses reimbursed	-	(87,718)	-
Net expenses	321,958	2,498	331,589
Net investment income (loss)	43,292	(1,765)	295,890

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	9,067,029	104,395	4,323,915
Net change in unrealized appreciation (depreciation) on investments	7,850,836	83,772	12,616,286
Net realized and unrealized gain (loss)	16,917,865	188,167	16,940,201

Net Increase (Decrease) in Net Assets from Operations	$16,961,157	$186,402	$17,236,091

See accompanying Notes to Financial Statements.

Kennedy Capital ESG SMID Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$43,292	$156,027
Net realized gain (loss) on investments	9,067,029	3,864,644
Net change in unrealized appreciation (depreciation) on investments	7,850,836	2,266,939
Net increase (decrease) in net assets resulting from operations	16,961,157	6,287,610

Distributions to Shareholders:
Institutional Class	-	(3,522,075)
Total distributions to shareholders	-	(3,522,075)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	7,629,217	6,816,977
Reinvestment of distributions:
Institutional Class	-	3,397,338
Cost of shares redeemed:
Institutional Class	(1,329,833)	(7,014,640)
Net increase (decrease) in net assets from capital transactions	6,299,384	3,199,675

Total increase (decrease) in net assets	23,260,541	5,965,210

Net Assets:
Beginning of period	69,895,055	63,929,845
End of period	$93,155,596	$69,895,055
Capital Share Transactions:
Shares sold:
Institutional Class	421,696	417,905
Shares reinvested:
Institutional Class	-	197,176
Shares redeemed:
Institutional Class	(71,109)	(420,581)
Net increase (decrease) in capital share transactions	350,587	194,500

See accompanying Notes to Financial Statements.

Kennedy Capital Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(1,765)	$(2,928)
Net realized gain (loss) on investments	104,395	64,566
Net change in unrealized appreciation (depreciation) on investments	83,772	(19,598)
Net increase (decrease) in net assets resulting from operations	186,402	42,040

Distributions to Shareholders:
Institutional Class	-	(28,498)
Total distributions to shareholders	-	(28,498)

Capital Transactions:
Reinvestment of distributions:
Institutional Class	-	28,498
Cost of shares redeemed:
Institutional Class	-	(169,104)
Net increase (decrease) in net assets from capital transactions	-	(140,606)

Total increase (decrease) in net assets	186,402	(127,064)

Net Assets:
Beginning of period	514,117	641,181
End of period	$700,519	$514,117
Capital Share Transactions:
Shares reinvested:
Institutional Class	-	2,119
Shares redeemed:
Institutional Class	-	(13,347)
Net increase (decrease) in capital share transactions	-	(11,228)

See accompanying Notes to Financial Statements.

Kennedy Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$295,890	$303,746
Net realized gain (loss) on investments	4,323,915	1,593,303
Net change in unrealized appreciation (depreciation) on investments	12,616,286	404,865
Net increase (decrease) in net assets resulting from operations	17,236,091	2,301,914

Distributions to Shareholders:
Institutional Class	-	(2,379,120)
Total distributions to shareholders	-	(2,379,120)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	6,262,079	45,519,537
Reinvestment of distributions:
Institutional Class	-	2,372,238
Cost of shares redeemed:
Institutional Class	(2,754,070)	(3,597,993)
Net increase (decrease) in net assets from capital transactions	3,508,009	44,293,782

Total increase (decrease) in net assets	20,744,100	44,216,576

Net Assets:
Beginning of period	67,029,707	22,813,131
End of period	$87,773,807	$67,029,707
Capital Share Transactions:
Shares sold:
Institutional Class	419,842	3,601,955
Shares reinvested:
Institutional Class	-	182,060
Shares redeemed:
Institutional Class	(196,132)	(292,484)
Net increase (decrease) in capital share transactions	223,710	3,491,531

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Kennedy Capital ESG SMID Cap Fund

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$16.65	$15.97	$14.63	$12.59	$15.39	$13.11
Income from Investment Operations:
Net investment income (loss)[1]	0.01	0.04	0.03	0.05	- [2]	(0.01)
Net realized and unrealized gain (loss)	3.82	1.51	1.34	2.03	(2.74)	3.31
Total from investment operations	3.83	1.55	1.37	2.08	(2.74)	3.30

Less Distributions:
From net investment income	-	(0.05)	(0.03)	(0.04)	(0.01)	-
From net realized gain	-	(0.82)	-	-	(0.05)	(1.02)
Total distributions	-	(0.87)	(0.03)	(0.04)	(0.06)	(1.02)
Net asset value, end of period	$20.48	$16.65	$15.97	$14.63	$12.59	$15.39

Total return[3]	23.00%[4]	9.53%	9.35%	16.56%	(17.82)%	25.47%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$93,156	$69,895	$63,930	$57,743	$38,891	$13,327

Ratio of expenses to average net assets (including excise tax expense and interest expense):
Before fees waived and expenses absorbed/recovered	1.06%[5]	1.08%	1.17%[6]	1.28%	1.52%	2.49%
After fees waived and expenses absorbed/recovered	0.82%[5]	0.82%	0.82%[6]	0.82%	0.82%	0.82%
Ratio of net investment income (loss) to average net assets (including excise tax expense and interest expense):
Before fees waived and expenses absorbed/recovered	(0.13)%[5]	(0.02)%	(0.16)%	(0.08)%	(0.71)%	(1.75)%
After fees waived and expenses absorbed/recovered	0.11%[5]	0.24%	0.19%	0.38%	(0.01)%	(0.08)%

Portfolio turnover rate	39%[4]	57%	59%	58%	50%	87%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If excise tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2024.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Kennedy Capital Small Cap Growth Fund

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,			For the Period April 27, 2022 through December 31,
	(Unaudited)	2025	2024	2023	2022*
Net asset value, beginning of period	$12.89	$12.54	$10.93	$9.42	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.07)	(0.06)	(0.03)	(0.04)
Net realized and unrealized gain (loss)	4.71	1.17	1.78	1.58	(0.45)
Total from investment operations	4.67	1.10	1.72	1.55	(0.49)

Less Distributions:
From net investment income	-	(0.05)	(0.11)	(0.04)	(-)[2]
From net realized gain	-	(0.70)	-	-	(0.09)
Total distributions	-	(0.75)	(0.11)	(0.04)	(0.09)
Net asset value, end of period	$17.56	$12.89	$12.54	$10.93	$9.42

Total return[3]	36.23%[4]	8.56%	15.68%	16.53%	(4.89)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$701	$514	$641	$554	$475

Ratio of expenses to average net assets (including excise tax expense and interest expense):
Before fees waived and expenses absorbed/recovered	32.97%[5]	38.92%	32.66%[6]	33.44%	37.88%[5]
After fees waived and expenses absorbed/recovered	0.89%[5]	0.89%	0.89%[6]	0.89%	0.89%[5]
Ratio of net investment income (loss) to average net assets (including excise tax expense and interest expense):
Before fees waived and expenses absorbed/recovered	(32.71)%[5]	(38.62)%	(32.25)%	(32.82)%	(37.59)%[5]
After fees waived and expenses absorbed/recovered	(0.63)%[5]	(0.59)%	(0.48)%	(0.27)%	(0.60)%[5]

Portfolio turnover rate	29%[4]	38%	44%	37%	17%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If excise tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2024.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Kennedy Capital Small Cap Value Fund

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,			For the Period April 27, 2022 through December 31,
	(Unaudited)	2025	2024	2023	2022*
Net asset value, beginning of period	$12.48	$12.14	$11.26	$9.84	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.06	0.10	0.10	0.12	0.08
Net realized and unrealized gain (loss)	3.15	0.70	1.47	1.50	(0.11)
Total from investment operations	3.21	0.80	1.57	1.62	(0.03)

Less Distributions:
From net investment income	-	(0.06)	(0.11)	(0.09)	(0.03)
From net realized gain	-	(0.40)	(0.58)	(0.11)	(0.10)
Total distributions	-	(0.46)	(0.69)	(0.20)	(0.13)
Net asset value, end of period	$15.69	$12.48	$12.14	$11.26	$9.84

Total return[2]	25.72%[3]	6.42%	13.54%	16.55%	(0.34)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$87,774	$67,030	$22,813	$15,243	$5,615

Ratio of expenses to average net assets (including excise tax expense and interest expense):
Before fees waived and expenses absorbed/recovered	1.09%[4]	1.38%	1.84%[5]	2.41%	10.08%[4]
After fees waived and expenses absorbed/recovered	0.89%[4]	0.89%	0.89%[5]	0.89%	0.89%[4]
Ratio of net investment income (loss) to average net assets (including excise tax expense and interest expense):
Before fees waived and expenses absorbed/recovered	0.60%[4]	0.31%	(0.09)%	(0.37)%	(8.06)%[4]
After fees waived and expenses absorbed/recovered	0.80%[4]	0.80%	0.86%	1.15%	1.13%[4]

Portfolio turnover rate	22%[3]	42%	49%	50%	220%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If excise tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2024.

See accompanying Notes to Financial Statements.

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Unaudited)

Note 1 – Organization

Kennedy Capital ESG SMID Cap Fund (the ‘‘ESG SMID Cap Fund”), Kennedy Capital Small Cap Growth Fund (the “Small Cap Growth Fund”), and Kennedy Capital Small Cap Value Fund (the “Small Cap Value Fund”) are organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Kennedy Capital ESG SMID Cap Fund’s investment objective is capital appreciation. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The Fund’s Institutional Class shares commenced operations on June 28, 2019. The Fund’s Investor Class shares are not currently available for purchase.

The Kennedy Capital Small Cap Growth Fund’s investment objective is capital appreciation. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The Fund’s Institutional Class shares commenced operations on April 27, 2022. The Fund’s Investor Class shares are not currently available for purchase.

The Kennedy Capital Small Cap Value Fund’s investment objective is capital appreciation. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The Fund’s Institutional Class shares commenced operations on April 27, 2022. The Fund’s Investor Class shares are not currently available for purchase.

With regards to the ESG SMID Cap Fund, the Small Cap Growth Fund, and the Small Cap Value Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is a party to the expense limitation agreement as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Funds’ Advisor is deemed to be the Chief Operating Decision Maker with respect to the Funds' investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds’ might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds’ must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2026 and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually, typically in December. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Kennedy Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels of each Fund’s average daily net assets of the Institutional Class shares. This agreement is in effect until April 30, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the investment advisory fee annual rate and the expense cap by Fund and by Class:

	Investment Advisory
	Fees	Institutional Class
ESG SMID Cap Fund	0.75%	0.82%
Small Cap Growth Fund	0.82%	0.89%
Small Cap Value Fund	0.82%	0.89%

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

For the six months ended June 30, 2026, the Advisor waived its advisory fees and absorbed other expenses totaling $94,280, $90,019, and $73,288 for the ESG SMID Cap Fund, Small Cap Growth Fund, and Small Cap Value Fund, respectively. The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At June 30, 2026, the amount of these potentially recoverable expenses was $505,072, $459,225, and $445,197 for the ESG SMID Cap Fund, Small Cap Growth Fund, and Small Cap Value Fund, respectively. The potential recoverable amount is noted as "Commitments and contingencies" as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than December 31 of the years stated below:

	ESG SMID Cap Fund	Small Cap Growth Fund	Small Cap Value Fund
2026	$103,548	$81,347	$84,525
2027	213,743	191,389	192,266
2028	93,501	96,470	95,118
2029	94,280	90,019	73,288
Total	$505,072	$459,225	$445,197

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended June 30, 2026, are reported on the Statements of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended June 30, 2026, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and will be disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income will be included in the Trustees’ fees and expenses in the Statements of Operations.

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended June 30, 2026 are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At June 30, 2026, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

	ESG SMID Cap Fund	Small Cap Growth Fund	Small Cap Value Fund

Cost of investments	$73,913,068	$513,843	$72,429,528

Gross unrealized appreciation	$23,015,792	$264,687	$18,393,294
Gross unrealized depreciation	(3,267,398)	(31,289)	(2,794,775)
Net unrealized appreciation (depreciation) on investments	$19,748,394	$233,398	$15,598,519

The difference between cost amounts for financial statements and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	ESG SMID Cap Fund	Small Cap Growth Fund	Small Cap Value Fund

Undistributed ordinary income	$-	$2,283	$197,761
Undistributed long-term gains	363,398	5,449	220,658
Tax accumulated earnings	363,398	7,732	418,419

Accumulated capital and other losses	-	-	-

Unrealized appreciation (depreciation) on investments	11,897,558	149,626	2,982,233
Unrealized deferred compensation	(28,401)	(14,592)	(15,045)

Total accumulated earnings (deficit)	$12,232,555	$142,766	$3,385,607

As of December 31, 2025, the Funds had net capital loss carryovers as follows:

Not Subject to Expiration
	Short-Term	Long-Term
ESG SMID Cap Fund	$-	$-
Small Cap Growth Fund	-	-
Small Cap Value Fund	-	-

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The tax character of the distributions paid during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows:

	ESG SMID Cap Fund		Small Cap Growth Fund		Small Cap Value Fund
	2025	2024	2025	2024	2025	2024
Distributions paid from:
Ordinary income	$332,988	$116,586	$5,431	$5,587	$593,730	$418,772
Long-term capital gains	3,189,087	-	23,067	-	1,785,390	799,554
Total distributions paid	$3,522,075	$116,586	$28,498	$5,587	$2,379,120	$1,218,326

Note 5 – Investment Transactions

For the six months ended June 30, 2026, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
ESG SMID Cap Fund	$33,177,678	$29,344,446
Small Cap Growth Fund	175,609	208,895
Small Cap Value Fund	18,387,663	16,480,357

Note 6 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Rule 12b-1 plan with respect to its Investor Class shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Investor Class shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Investor Class shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. As of June 30, 2026, the Investor Class shares had not commenced operations. Institutional Class shares are not subject to any distribution or service fees under the plan.

Note 7 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2026, in valuing the Funds’ assets carried at fair value:

ESG SMID Cap Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$89,752,873	$-	$-	$89,752,873
Short-Term Investments	3,908,589	-	-	3,908,589
Total Assets	$93,661,462	$-	$-	$93,661,462

[1]	For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks
Communication Services	$17,158	$-	$-	$17,158
Consumer Discretionary	65,035	-	-	65,035
Consumer Staples	21,719	-	-	21,719
Energy	11,184	-	-	11,184
Financials	60,873	-	-	60,873
Health Care	150,988	-	0	150,988
Industrials	186,408	-	-	186,408
Information Technology	180,785	-	-	180,785
Materials	18,476	-	-	18,476
Short-Term Investments	34,615	-	-	34,615
Total Assets	$747,241	$-	$0	$747,241

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund held Level 3 securities valued at zero at period end.

Small Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$85,430,014	$-	$-	$85,430,014
Short-Term Investments	2,598,033	-	-	2,598,033
Total Assets	$88,028,047	$-	$-	$88,028,047

[1]	For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Small Cap Growth Fund
Beginning balance December 31, 2025	$0
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Net purchases	-
Return of Capital	-
Net sales	-
Balance as of June 30, 2026	$0

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2026:

Small Cap Growth Fund
Asset Class	Fair Value at June 30, 2026	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(1)
Common Stock	$0	Market Approach	Discount for lack of marketability	$0	N/A	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 9 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 10- New Accounting Pronouncements and Regulatory Updates

In the reporting period, the Funds’ adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. The standard is an annual disclosure requirement and Fund Management is evaluating the impacts of these changes to the Funds’ financial statements.

Note 11 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory Agreement (Unaudited)

At an in-person meeting held on April 22, 2026, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Kennedy Capital Management LLC (the “Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each, a “Fund” and collectively, the “Funds”):

●	Kennedy Capital ESG SMID Cap Fund (the “ESG SMID Cap Fund”),

●	Kennedy Capital Small Cap Growth Fund (the “Small Cap Growth Fund”), and

●	Kennedy Capital Small Cap Value Fund (the “Small Cap Value Fund”).

In approving the renewal of the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Advisor’s compliance policies and procedures, cybersecurity, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with each Fund; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each, a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant category (each, a “Fund Universe”) for various periods ended January 31, 2026; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

Statement Regarding Basis for Approval of Investment Advisory Contract - Continued - Continued

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

●	The ESG SMID Cap Fund’s total return for the one-year period was above the Peer Group and Small Blend Fund Universe median returns, but lower than the Russell 2500 Total Return Index (the “Russell 2500 Index”) return and the Russell 3000 Total Return Index (the “Russell 3000 Index”) return by 2.00% and 3.86%, respectively. The Fund’s annualized total return for the five-year period was above the Russell 2500 Index return and was the same as the Peer Group median return, but was below the Fund Universe median return by 0.11% and the Russell 3000 Index return by 5.32%. The Fund’s annualized total return for the three-year period was above the Fund Universe median return, but below the Peer Group median return, the Russell 2500 Index return, and the Russell 3000 Index return by 0.51%, 1.77%, and 9.96%, respectively. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the Peer Group and the Russell 2500 Index for the three-year period was primarily driven by unfavorable stock selection in the financials and consumer discretionary sectors. The Trustees also considered the Advisor’s belief that the Russell 3000 Index is not an appropriate benchmark for purposes of comparing the Fund’s performance, and that the Russell 3000 Index is included as the Fund’s broad-based securities market index solely to comply with regulatory requirements.

●	The Small Cap Growth Fund’s annualized total return for the three-year period was above the Peer Group and Small Growth Fund Universe median returns, but below the Russell 2000 Growth Total Return Index (the “Russell 2000 Growth Index”) return and the Russell 3000 Index return by 2.42% and 9.15%, respectively. For the one-year period, the Fund’s total return was the same as the Peer Group median return, but lower than the Fund Universe median return, the Russell 2000 Growth Index return, and the Russell 3000 Index return by 0.26%, 7.66%, and 9.07%, respectively. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the Russell 2000 Growth Index was partially due to the benchmark’s strong returns being concentrated in stocks with low quality factors (e.g., unprofitable, high price/sales, and high short interest), and that stocks with such factors are not consistent with the Advisor’s investment philosophy and the Fund’s portfolio construction. The Trustees also considered the Advisor’s belief that the Russell 3000 Index is not an appropriate benchmark for purposes of comparing the Fund’s performance, and that the Russell 3000 Index is included as the Fund’s broad-based securities market index solely to comply with regulatory requirements.

Statement Regarding Basis for Approval of Investment Advisory Contract - Continued - Continued

●	The Small Cap Value Fund’s annualized total return for the three-year period was above the Peer Group and Small Value Fund Universe median returns and the Russell 2000 Value Total Return Index (the “Russell 2000 Value Index”) return, but below the Russell 3000 Index return by 8.15%. For the one-year period, the Fund’s total return was above the Peer Group and Fund Universe median returns, but below the Russell 3000 Index return and the Russell 2000 Value Index return by 4.23% and 6.81%, respectively. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the Russell 2000 Value Index for the one-year period was due primarily to negative stock selection in the healthcare, energy, and materials sectors. The Trustees also considered the Advisor’s belief that the Russell 3000 Index is not an appropriate benchmark for purposes of comparing the Fund’s performance, and that the Russell 3000 Index is included as the Fund’s broad-based securities market index solely to comply with regulatory requirements.

The Board considered the overall quality of services provided by the Advisor to the Funds. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the Advisor’s organization and operations, the Advisor’s commitment to the maintenance and growth of the Funds’ assets, and the Advisor’s compliance structure and compliance procedures. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The ESG SMID Cap Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group and Small Blend Fund Universe medians. The Trustees considered that the Fund’s advisory fee was within the range of advisory fees that the Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Advisor’s separate account clients. The Trustees also considered that the Fund’s advisory fee was lower than the advisory fees paid by the other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

●	The Small Cap Growth Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group and Small Growth Fund Universe medians. The Trustees considered that the Fund’s advisory fee was within the range of advisory fees that the Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Advisor’s separate account clients. The Trustees also considered that the Fund’s advisory fee was within the range of the advisory fees paid by the other series of the Trust managed by the Advisor.

Statement Regarding Basis for Approval of Investment Advisory Contract - Continued - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

●	The Small Cap Value Fund’s annual investment advisory fee (gross of fee waivers) was slightly higher than the Peer Group and Small Value Fund Universe medians by 0.01% and 0.02%, respectively. The Trustees considered that the Fund’s advisory fee was not in the highest quartile funds in the Peer Group or the Fund Universe. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Advisor’s separate account clients. The Trustees also considered that the Fund’s advisory fee was within the range of the advisory fees paid by the other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Funds.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to each Fund for the year ended January 31, 2026. The Board noted that the Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the Small Cap Growth Fund, had waived a majority of its advisory fee for the Small Cap Value Fund, had waived a significant portion of its advisory fee for the ESG SMID Cap Fund, and had not realized a profit with respect to the Small Cap Growth Fund and Small Cap Value Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Advisor from its relationship with the ESG SMID Cap Fund was reasonable.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

Statement Regarding Basis for Approval of Investment Advisory Contract - Continued - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a) (1)	Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(a) (2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a) (3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a) (4)	Not Applicable

(a) (5)	Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	9/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	9/4/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	9/4/2026